Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the Company’s vessels.
 These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew management services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”) are included in the consolidated statements of comprehensive income.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental expense”).
On February 14, 2023, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Glorieuse” and “Eco Wildfire” for a total consideration of $35,500,000 (Note 4). The vessels were delivered to the Company on March 27, 2023 and March 28, 2023, respectively. The aggregate purchase price of $18,500,000 of the vessel Glorieuse comprised of $8,500,000 in cash and 13,875 Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”) (Note 9).
On June 21, 2023, the Company completed the
Spin-off
(Note 1), and received 600,000 Series A Perpetual Convertible Preferred shares of C3is, having a liquidation preference of $25 per share and a par value of $0.01 per share. The Company is the holder of all of the issued and outstanding Series A Perpetual Convertible Preferred share of C3is (Note 1). The Series A Perpetual Convertible Preferred shares entitle the Company to a number of votes equal to the number of C3is common shares into which the shares are then convertible multiplied by 30 provided however, that voting rights may not be exercised pursuant to Series A Perpetual Convertible Preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates (whether pursuant to ownership of Series A Perpetual Convertible Preferred shares, C3is’ common shares or otherwise) exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. The Series A Perpetual Convertible Preferred are convertible into common stock of C3is at the Company’s option at any time and from time to time on or after the date that is the date 90 days following the issuance date, at a conversion price equal to 150% of the VWAP of C3is common shares over the five consecutive trading day period commencing on the issuance date. The conversion price has been adjusted to the lowest price of issuance of common stock by C3is in any registered offering of common stock of C3is after the original issuance of Series A Perpetual Convertible Preferred shares. Furthermore, Imperial is entitled to
receive cumulative cash dividends, at the annual rate of
5.00
% on the stated amount of $
25
per share, of the
600,000
Series A Perpetual Convertible Preferred shares, receivable quarterly in arrears on the 15 th
day of January, April, July and October in each year, subject to C3is’s Board of Directors approval. The Company recognized for the period from June 21, 2023 to December 31, 2023, the amount of $
404,167
and for the year

ended December 31, 2024 the amount of $762,500, which are presented in ‘Dividend income from related party’ in the accompanying consolidated statements of comprehensive income.
As there was no observable market for the Series A Perpetual Convertible Preferred shares, these were recorded at $12,636,000, being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation based on the income approach taking into account the present value of the future cash flows the Company expects to receive from holding the equity instrument.
Investment in related party was initially measured at fair value which is deemed to be the cost and subsequently assessed for the existence of any observable market for the Series A Perpetual Convertible Preferred shares and any observable price changes for identical or similar investments as well as the existence of any indications for impairment. As per the Company’s assessment no such case was identified as at December 31, 2023 and 2024.
The valuation methodology applied comprised the bifurcation of the value of the Series A Perpetual Convertible Preferred shares in three components namely, the “straight” preferred stock component, the embedded option component and the control premium component. The mean of the sum of the three components was used to estimate the value for the Series A Perpetual Convertible Preferred shares at $12,636,000. The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation technique	Significant other observable input	Values
“Straight” Preferred Stock component	Discounted Cash Flow Model	- Weighted average cost of capital	13%

Embedded Option component	Black & Scholes	- Volatility - Risk-free rate - Weighted average cost of capital - Strike price - Share price (based on the first 5 trading days volume weighted average)	78% 4% 13% $3.50 $2.33

Control Premium Component	Discounted Cash Flow Model	- Control premium - Weighted average cost of capital	12% 13%
As of December 31, 2023 and 2024, the aggregate value of investments in C3is amounted to $12,798,500, including $162,500 of accrued dividends and are presented as ‘Investment in related party’ in the accompanying consolidated balance sheets.
On July 7, 2023, the Company entered into a memorandum of agreement with C3is for the disposal of the vessel “Stealth Berana” for an aggregate consideration of $43,000,000 (Note 4). The vessel was delivered to her new owners on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was received in cash, while the remaining amount of $38,700,000 was received in July 2024 and had no stated interest. The Company’s receivable from C3is was recorded at its fair value of $35,700,000 (the “Remaining Selling Price”) on July 14, 2023. Since the collection of the remaining amount of $38,700,000 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Selling Price of $35,700,000 and the amount of $38,700,000, receivable in July 2024, was accounted for as interest income over the life of the receivable i.e. until July 2024. Interest income amounting to $1,363,360 and $1,636,640 for the period from July 14, 2023, to December 31, 2023, and the year ended December 31, 2024, respectively, are included in “Interest income – related party” in the consolidated statements of comprehensive income. Net gain recognized from the sale of the vessel “Stealth Berana” amounted to $8,182,777 is included in “Net gain on sale of vessel – related party” in the consolidated statement of comprehensive income for the year ended December 31, 2023.

On
 September 5, 2023, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of two tanker vessels for an aggregate purchase price of $
71,000,000
(Note 4). No deposit was paid as of December 31, 2023. The vessels “Aquadisiac” and “Gstaad Grace II” were delivered to the Company on February 18 and 28, 2024, respectively.
On May 17, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of one handysize drybulk vessel and one product tanker vessel for purchase prices of $15,500,000 and $23,350,000, respectively. The handysize drybulk vessel “Neptulus” was delivered to the Company on August 24, 2024. 10% of the purchase price i.e. $1,550,000 was paid in cash, while the remaining amount of $13,950,000 is payable in May 2025 and has no stated interest. The vessel was recorded at its fair value of $14,700,000 as determined by an independent broker and the liability to related party was recorded at $13,150,000 (the “Remaining Purchase Price”) on August 24, 2024. Since the payment of the remaining amount of $13,950,000 depends only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $800,000, being the difference between the Remaining Purchase Price of $13,150,000 and the amount of $13,950,000, payable in May 2025, will be accounted for as interest expense over the life of the payable i.e. until May 2025. Interest expense amounting to $382,051 for the period from August 24, 2024, to December 31, 2024, is included in “Interest expense – related party” in the consolidated statement of comprehensive income. The product tanker was delivered to the Company on January 10, 2025 (Note 17).
On September 20, 2024, the Company entered into memorandums of agreement to acquire seven Japanese built bulkers for an aggregate purchase price of $129,000,000, with companies affiliated with members of the family of the Company’s Chief Executive Officer. The vessels are expected to be delivered in the second quarter of 2025.
The current account balance with C3is at December 31, 2024 was nil (2023: $37,906,821). The receivable as of December 31, 2023 related to the outstanding amount for the disposal of the vessel “Stealth Berana” which included the Remaining Selling Price, accrued interest of $1,363,360 and receivable of $843,461 relating to inventory on board the vessel.
The current account balance with Eco Dry Ventures Inc. at December 31, 2024 was a liability of $14,193,586. The liability relates to the outstanding amount for the acquisition of the vessel “Neptulus” which includes the Remaining Purchase Price, accrued interest of $382,051 and a payable of $661,535 relating to inventory on board the vessel.
The current account balance with the Manager at December 31, 2024 was a liability of $4,531,928 (2023: $2,324,334). The liability mainly represents payments made by the Manager on behalf of the Company.

The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of comprehensive income	2022	2023	2024
Management fees	Management fees – related party	1,045,640	1,606,440	1,672,440
Brokerage commissions	Voyage expenses – related party	1,202,449	2,253,979	1,856,361
Superintendent fees	Vessels’ operating expenses – related party	28,500	57,000	18,000
Crew management fees	Vessels’ operating expenses – related party	137,000	289,583	310,000
Executive compensation	General and administrative expenses	296,274	400,072	412,470
Commissions – vessels purchased	Vessels, net	1,168,000	355,000	865,000
Commissions – vessels sold	Net gain on sale of vessel – related party / Net loss on sale of vessel	—	430,000	420,000
Rental expense	General and administrative expenses	—	65,104	77,584